2023 Public Offering (Details) - USD ($)								2 Months Ended	3 Months Ended		4 Months Ended	10 Months Ended	12 Months Ended
	Dec. 03, 2024	Nov. 30, 2024	Aug. 21, 2024	Feb. 13, 2024	Feb. 05, 2024	Jan. 29, 2024	Feb. 13, 2023	Apr. 06, 2023	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 28, 2025	Aug. 22, 2024	Jun. 11, 2024
2023 Public Offering [Line Items]
Issuance of common stock					85,311		6,017
Net proceeds received from public offering (in Dollars)					$ 5,400,000		$ 14,000,000
Payment of equity issuance costs (in Dollars)					$ 800,000		$ 1,500,000
Percentage of placement agent cash fee on gross proceeds received					8.00%		8.00%
Placement agent cash fee amount (in Dollars)	$ 325,000	$ 325,000	$ 267,546		$ 500,000		$ 1,200,000
Purchase of shares									125,000				499,215
Class C Pre-Funded Warrants [Member]
2023 Public Offering [Line Items]
Issuance of common stock							699
Purchase price (in Dollars per share)				$ 123.65			$ 0.048	$ 33.64
Warrants to purchase an aggregate shares of common stock							13,438					699	699
Purchase price, per share (in Dollars per share)					$ 72.4784		$ 2,318.352					$ 0.048	$ 0.048
Purchase of shares							699	699
Warrants outstanding
Class C Common Stock Warrant [Member]
2023 Public Offering [Line Items]
Issuance of common stock							6,450,000					6,217,640		6,450,000
Warrants to purchase an aggregate shares of common stock							13,438		485			485	485
Shares issued, price per share (in Dollars per share)							$ 2,572.8
Warrants and rights expiration date							Feb. 14, 2028
Purchase price, per share (in Dollars per share)							$ 2,318.352		$ 16			$ 16	$ 16	$ 16		$ 16	$ 38.24
Purchase of shares						212					4,948
Aggregate value of warrants (in Dollars)							$ 14,000,000
Warrants outstanding									232,360			232,360	232,360
Common Stock [Member]
2023 Public Offering [Line Items]
Issuance of common stock										8,029
Warrants to purchase an aggregate shares of common stock															1,621,463
Purchase price, per share (in Dollars per share)							$ 2,318.4
Two Class C Common Stock Warrants [Member]
2023 Public Offering [Line Items]
Purchase price, per share (in Dollars per share)							2,318.4
February 2023 Public Offering | Class C Common Stock Warrant [Member]
2023 Public Offering [Line Items]
Issuance of common stock												5,160
Purchase price, per share (in Dollars per share)							$ 2,572.8
Warrant Inducement | Class C Common Stock Warrant [Member]
2023 Public Offering [Line Items]
Purchase price, per share (in Dollars per share)																$ 16	$ 38.24